Capital management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital management [Abstract]
Borrowings	R$ 1,005,787	R$ 0
Cash and cash equivalents	(1,794,362)	(1,640,065)	R$ (1,403,955)	R$ (2,763,050)
Net debt	(788,575)
Total equity	10,502,198	R$ 9,327,459	R$ 8,014,948	R$ 6,574,376
Total capital	R$ 9,713,623
Gearing ratio	(8.10%)